Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental balance sheet information related to leases
	Location on Face of Balance Sheet	December 31, 2020
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$4,158

Current operating lease liabilities	Operating lease liabilities - current	$834
Noncurrent operating lease liabilities	Operating lease liabilities	2,749
Total operating lease liabilities		$3,583

Weighted average remaining lease term (in years):
Operating leases		4.0

Weighted discount rate:
Operating leases		4.75%

Schedule of maturities of lease liabilities
For the year ended December 31,	Operating lease
2021	$985
2022	985
2023	985
2024	985
Total	3,941
Less: amount representing interest	358
Present value of future minimum lease payments	3,583
Less: Current obligations	834
Long-term obligations	$2,749